Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income tax expense

	2025	2024
Current income tax expense
Expense for the year	$163.0	$127.0
Global minimum tax	33.8	19.8
Adjustments in respect of prior years	(1.0)	(1.3)
Current income tax expense	$195.8	$145.5
Deferred income tax expense
Origination and reversal of temporary differences	$106.2	$18.5
Impact of changes in tax rates	0.1	0.1
Change in unrecognized deductible temporary differences	(0.8)	(1.1)
Impact of Barbados corporate tax reform	—	49.1
Adjustments in respect of prior years	2.4	—
Other	0.2	(0.3)
Deferred income tax expense	108.1	66.3
Income tax expense	$303.9	$211.8

Reconciliation of the provision for income taxes

	2025	2024
Net income before income taxes	$1,416.0	$763.9
Statutory tax rate	26.5%	26.5%
Tax expense at statutory rate	$375.2	$202.4
Reconciling items
Change in unrecognized deductible temporary differences	$(0.8)	$(1.1)
Impact of Barbados corporate tax reform	—	49.1
Income not taxable	(7.0)	(0.8)
Differences in foreign statutory tax rates	(102.2)	(58.1)
Global minimum tax	33.8	19.8
Differences due to changing future tax rates	0.1	0.1
Foreign withholding taxes	0.2	0.5
Adjustments in respect of prior years	1.4	(1.3)
Other	3.2	1.2
Income tax expense	$303.9	$211.8

recognized in other comprehensive income (loss)

	2025			2024
	Income		Income	Loss		Loss
	before	Tax	after	before	Tax	after
	tax	expense	tax	tax	expense	tax
Net gain on changes in the fair value of equity investments at FVTOCI	$802.3	$(106.0)	$696.3	$46.6	$(6.2)	$40.4
Currency translation adjustment	91.2	—	91.2	(131.3)	—	(131.3)
Other comprehensive income (loss)	$893.5	$(106.0)	$787.5	$(84.7)	$(6.2)	$(90.9)
Income tax expense in other comprehensive income (loss)		$(106.0)			$(6.2)

Schedule of components of deferred income tax assets and liabilities

	2025	2024
Deferred income tax assets
Deductible temporary differences relating to
Royalty, stream and working interests	$21.8	$22.8
Non-capital loss carry-forwards	1.4	6.4
Other	—	1.6
	$23.2	$30.8

Deferred income tax liabilities
Taxable temporary differences relating to
Royalty, stream and working interests	$385.5	$233.9
Share issue and debt issue costs	0.2	0.2
Non-capital loss carry-forwards	(52.1)	(2.6)
Investments	117.0	14.7
Other	(9.9)	(8.2)
	$440.7	$238.0
Deferred income tax liabilities, net	$417.5	$207.2

Schedule of movement in net deferred tax liabilities

	2025	2024
Balance, beginning of year	$207.2	$143.1
Recognized in net income	108.1	66.3
Recognized in other comprehensive income (loss)	106.0	6.2
Foreign exchange	(3.8)	(8.4)
Balance, end of year	$417.5	$207.2

Schedule of non-capital losses

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$197.2	2032-2045
Chile	Non-Capital Losses	5.3	No expiry
		$202.5

Schedule of deductible temporary differences, losses and unused tax credits for which no deferred tax assets

	2025	2024
Royalty, stream and working interests - Chile, Barbados	$650.8	$675.0
	$650.8	$675.0